Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Statement of Cash Flows [Abstract]
Proceeds from sale of property and equipment	$ 151	$ 459	$ 57
Proceeds Refund For Property Plant And Equipment	9,676
Proceeds Refund For Non Controlling Interest	$ 4,776